UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________  to ________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001730699

PSMC 2019-1 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001778626
Central Index Key Number of underwriter (if applicable):	Not applicable

William Moss, President, (713) 831-8643

Name and telephone number, including area code, of the person to contact in connection with this filing

PART 1:

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01

Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02

Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03

Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable

PART II:

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01

Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02

Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 4, 2019

PEARL STREET MORTGAGE COMPANY, LLC

By:	/s/ William Moss
Name:	William Moss
Title:	President

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Exception Grades
99.3	AMC Valuation Report
99.4	AMC Rating Agency Grades
99.5	AMC ASF Report
99.6	AMC Supplemental Data
99.7	AMC Data Compare
99.8	Opus Capital Markets Consultants LLC (“Opus”) Securitization Narrative
99.9	Opus Exception Report
99.10	Opus S&P Valuation Report
99.11	Opus Agency Grading Summary
99.12	Opus ASF Report
99.13	Opus QM Report
99.14	Opus Data Compare Report